Other administrative expenses - Remuneration to auditors (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Auditor's remuneration details
Audit fees	kr (10)	kr (9)	kr (8)
Other fees	(3)	(2)	(3)
Total	kr (13)	kr (11)	kr (11)